Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2015
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Supplement dated August 28, 2015 to the

GMO Series Trust Prospectus and Statement of Additional Information,

each dated June 30, 2015

GMO International Bond Series Fund

Historically, the investment program of GMO International Bond Series Fund (the “Fund”) has included two principal components: one seeking to replicate the Fund’s benchmark and the second seeking to add value relative to the Fund’s benchmark by making investments that may not track its benchmark. Due to recent redemption activity, the Fund’s net assets have decreased by a substantial amount. As a result, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the Fund’s investment adviser, temporarily has stopped implementing the second component of the Fund’s investment program and is currently selecting portfolio securities whose performance, in the aggregate, is intended to replicate that of the benchmark. GMO may resume implementing the second component of the Fund’s investment program at any time in the future.

GMO has voluntarily agreed to waive an additional 0.10% of the Fund’s 0.25% management fee until GMO resumes implementing the second component of its investment program. GMO may change or terminate this waiver at any time. While this waiver is in effect, the Fund will incur management fees at a lower annual rate than the rate shown in the “Annual Fund operating expenses” table in the Fund’s summary on page 42 of the Prospectus, and, as a result, the Fund’s total annual operating expenses after expense reimbursement will be lower than the amount shown in the table.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 70-71 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO International Bond Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Supplement dated August 28, 2015 to the

GMO Series Trust Prospectus and Statement of Additional Information,

each dated June 30, 2015

GMO International Bond Series Fund

Historically, the investment program of GMO International Bond Series Fund (the “Fund”) has included two principal components: one seeking to replicate the Fund’s benchmark and the second seeking to add value relative to the Fund’s benchmark by making investments that may not track its benchmark. Due to recent redemption activity, the Fund’s net assets have decreased by a substantial amount. As a result, Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the Fund’s investment adviser, temporarily has stopped implementing the second component of the Fund’s investment program and is currently selecting portfolio securities whose performance, in the aggregate, is intended to replicate that of the benchmark. GMO may resume implementing the second component of the Fund’s investment program at any time in the future.

GMO has voluntarily agreed to waive an additional 0.10% of the Fund’s 0.25% management fee until GMO resumes implementing the second component of its investment program. GMO may change or terminate this waiver at any time. While this waiver is in effect, the Fund will incur management fees at a lower annual rate than the rate shown in the “Annual Fund operating expenses” table in the Fund’s summary on page 42 of the Prospectus, and, as a result, the Fund’s total annual operating expenses after expense reimbursement will be lower than the amount shown in the table.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 70-71 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g., inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO Systematic Global Macro Opportunity Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.